Note 21 - Segment Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Note 21 - Segment Information (Details) [Line Items]
Number of Reportable Segments		2
Customer Concentration Risk [Member] | Sales [Member]
Note 21 - Segment Information (Details) [Line Items]
Number of Customers	1	2	1